As filed with the U.S. Securities and Exchange Commission on January 26, 2001

Securities Act File No. 333 61973
Investment Company Act File No. 811 8977
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N 1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre Effective Amendment No.
Post Effective Amendment No.    3
	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940
	[x]

Amendment No.     5
				[x]
(Check appropriate box or boxes)
Centurion Funds, Inc.
 .......................................
(Exact Name of Registrant as Specified in Charter)
2425 East Camelback Road, Suite 530
Phoenix, Arizona   85016-4228
 ........................................
(Address of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number, including Area Code: (602) 957-9789 Gerard P. Dipoto, Jr.
Centurion Funds, Inc.
2425 East Camelback Road, Suite 530
Phoenix,  Arizona 85016-4228
 ......................................
(Name and Address of Agent for Service)
Copy to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019 6099
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this fiing will become effective:
[  ]	immediately upon fling pursuant to Paragraph (b) of Rule
485
[XX]	on January 26, 2001 pursuant to paragraph (b)
[  ]	60 days after filing pursuant to paragraph (a) (1)
[  ]	on (date) pursuant to paragraph (a) (1)


PART A
[TYPE]     CORRESP
[DOCUMENT-COUNT]     1
[NOTIFY-INTERNET]  nyedgar@sendd.com
[SUBMISSION-CONTACT]
[NAME]       R.R. DONNELLEY EDGAR SERVICES
[PHONE]      212-341-7660
[/SUBMISSION-CONTACT]
[FILER]
[CIK]     n/a
[CCC]     n/a
[/FILER]